Translation (losses)/gains)	12 Months Ended
Jun. 30, 2020
Translation (losses)/gains
Translation (losses)/gains

6Translation (losses)/gains

for the year ended 30 June	2020 Rm	2019 Rm	2018 Rm
Arising from
Trade and other receivables	1 275	98	132
Trade and other payables	(891)	(372)	(354)
Foreign currency loans*	(6 946)	965	(103)
Other	20	(87)	314
	(6 542)	604	(11)

Business segmentation
•Mining	(10)	(19)	(18)
•Exploration and Production International	(560)	(79)	289
•Energy	(360)	(337)	(45)
•Base Chemicals	546	(124)	(5)
•Performance Chemicals	352	51	45
•Group Functions	(6 510)	1 112	(277)

Total operations	(6 542)	604	(11)

*Relates to intergroup exposure on foreign currency loans. A portion of the LCCP has been financed with US dollar funds through intergroup loans.

Differences arising on the translation of monetary assets and liabilities into functional currency.